Sturgeon Acquisition - Narrative (Details) - USD ($)	Jun. 05, 2017	Nov. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Common stock, par or stated value per share (in USD per share)			$ 0.01	$ 0.01
Purchase price		$ 183,630,000
Subsequent Event | Sturgeon Acquisitions LLC
Business Acquisition [Line Items]
Issuance of common stock (in shares)	$ 5,607,452
Common stock, par or stated value per share (in USD per share)	$ 0.01
Share price (in USD per share)	$ 18.50
Purchase price	$ 103,737,862